Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2015	2014
LNG terminal costs
LNG terminal	$2,478,036	$2,240,233
LNG terminal construction-in-process	9,859,836	7,082,732
LNG site and related costs, net	135	141
Accumulated depreciation	(411,907)	(348,907)
Total LNG terminal costs, net	11,926,100	8,974,199
Fixed assets
Computer and office equipment	1,126	1,105
Furniture and fixtures	1,375	1,375
Computer software	4,238	2,411
Vehicles	2,081	1,507
Machinery and equipment	1,906	1,508
Other	93	94
Accumulated depreciation	(5,317)	(3,843)
Total fixed assets, net	5,502	4,157
Property, plant and equipment, net	$11,931,602	$8,978,356

LNG Terminal Costs

The Sabine Pass LNG terminal is depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of the Sabine Pass LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Natural gas pipeline facilities	40
Marine berth, electrical, facility and roads	35
Regasification processing equipment (recondensers, vaporization and vents)	30
Sendout pumps	20
Other	15-30

Fixed Assets

Our fixed assets and other are recorded at cost and are depreciated on a straight-line method based on estimated lives of the individual assets or groups of assets.